Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		¥ 1,246,098	¥ 1,087,555	¥ 1,174,313
Other revenues	[1]	5,904	3,247	8,210
Total sales of goods and real estate and services income		2,520,365	2,292,708	2,280,329
Sales of goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		340,697	321,883	287,558
Real estate sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		94,700	89,070	118,953
Asset management and servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		244,887	173,191	181,851
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		76,772	72,000	77,987
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		32,163	23,811	69,297
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		156,327	137,011	141,532
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		100,304	101,942	104,110
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		92,999	80,179	88,966
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		107,249	88,468	104,059
Sales of goods, Real estate and Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		1,246,098	1,087,555	1,174,313
Total sales of goods and real estate and services income		¥ 1,252,002	¥ 1,090,802	¥ 1,182,523

[1]	Other revenues are not in the scope of revenue from contracts with customers.